First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.3%
	Alabama – 4.3%
$1,000,000	AL Federal Aid Highway Fin Auth Spl Oblig Rev, GARVEE	5.00%	09/01/30	$1,145,006
210,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1 (Mandatory put 10/01/26)	4.00%	10/01/49	244,606
275,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser A (Mandatory put 07/01/22)	4.00%	08/01/47	285,844
100,000	Greenville AL Pub Impt Cooperative Pub Impt Rev Greenville Funding, BAM	5.00%	03/01/25	117,231
145,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/25	167,632
160,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/28	188,403
305,000	Lower AL Gas Dist Gas Proj Rev Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	349,138
500,000	Mizuho Floater Residual Trust Various States Floaters Miz 9024, Ser 2020 (a) (b)	0.36%	12/01/48	500,000
430,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	5.00%	11/01/25	499,464
10,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A	4.00%	06/01/23	10,756
150,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	165,189
350,000	Southeast Energy Auth AL Commodity Sply Rev Proj #1, Ser A	4.00%	10/01/23	380,076
500,000	Southeast Energy Auth AL Commodity Sply Rev Proj #1, Ser A	4.00%	10/01/25	570,620
				4,623,965
	Arizona – 3.4%
1,000,000	AZ St Indl Dev Auth Rev Lincoln South Beltway Proj	5.00%	05/01/27	1,241,676
1,000,000	Coconino Cnty AZ Poll Controlcorp Ref NV Pwr Company Remk, Ser A, AMT (Mandatory put 03/31/23)	1.88%	09/01/32	1,027,045
95,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Royal Oaks Life Care Cmnty	4.00%	05/15/29	101,706
615,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Traditional Sch Proj	5.00%	07/01/24	691,923
580,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Sch (a)	5.00%	07/01/35	639,807
				3,702,157
	California – 5.7%
175,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	3.00%	06/01/21	175,369
25,000	CA St Enterprise Dev Auth Student Hsg Rev M@College Proj, Ser A	5.00%	08/01/23	27,434
50,000	CA St Enterprise Dev Auth Student Hsg Rev M@College Proj, Ser A	5.00%	08/01/24	56,706
205,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys West, Ser A	5.00%	03/01/23	222,758
405,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys West, Ser A	4.00%	03/01/33	424,830
385,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/33	462,090
25,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/22	26,068
40,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/23	42,814
50,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/24	54,722
80,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/25	88,882
325,000	CA St Stwd Cmntys Dev Auth Stwd Rev Dev Auth, Ser 2021A	4.00%	09/02/24	351,758
355,000	CA St Stwd Cmntys Dev Auth Stwd Rev Dev Auth, Ser 2021A	4.00%	09/02/25	388,769
215,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C	4.00%	08/01/23	231,067
115,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	3.00%	09/01/23	120,452

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$100,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/26	$111,908
160,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Enhanced Asset Bkd, Ser A	5.00%	06/01/30	174,586
400,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/22	430,665
200,000	Los Angeles CA Dept of Arpts Arpt Rev Sub, Ser A, AMT	4.00%	05/15/36	223,527
105,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	3.00%	09/01/21	105,820
85,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	3.00%	09/01/23	89,070
90,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	3.00%	09/01/24	95,782
365,000	Rio Vista CA Pub Fing Auth Spl Tax Rev Ref	5.00%	09/01/24	417,017
630,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.00%	09/01/27	672,898
195,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	3.00%	09/01/24	206,148
240,000	Roseville CA Fin Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/25	287,765
60,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	3.00%	09/01/24	63,126
70,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	3.00%	09/01/25	74,081
85,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	4.00%	09/01/26	94,703
100,000	San Diego Cnty CA Regl Arpt Auth Subordinate Ref, Ser A	5.00%	07/01/24	114,801
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref 2nd Ser, Ser A	4.00%	05/01/26	163,956
125,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Asset Securitization Corp Class 1, Ser A	5.00%	06/01/25	147,440
				6,147,012
	Colorado – 1.5%
500,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/28	561,022
110,000	CO St Eductnl & Cultural Facs Auth Rev Ref Chrt Sch Stargate Chrt Sch Proj, Ser A	5.00%	12/01/25	131,062
100,000	CO St Eductnl & Cultural Facs Auth Rev Ref N Star Academy Chrt Sch Proj	4.00%	11/01/23	108,819
130,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	151,294
80,000	CO St Hlth Facs Auth Rev Ref Parkview Med Cntr, Ser A	3.25%	09/01/25	88,393
190,000	CO St Hlth Facs Auth Rev Ref Parkview Med Cntr, Ser B	5.00%	09/01/28	221,067
100,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/21	102,728
125,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	5.00%	12/01/23	139,838
105,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	122,678
				1,626,901
	Connecticut – 3.3%
100,000	CT St	5.00%	08/01/31	117,214
50,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Healthcare, Ser E	5.00%	07/01/25	57,043
170,000	CT St Hlth & Eductnl Facs Auth Rev Ref	5.00%	07/01/29	197,704
650,000	CT St Hlth & Eductnl Facs Auth Rev Temps 50 Mclean Issue, Ser B-2 (a)	2.75%	01/01/26	656,814

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Connecticut (Continued)
$50,000	CT St Spl Tax Oblig Rev Ref Transprtn Infrastructure, Ser B	5.00%	08/01/27	$59,179
165,000	CT St Spl Tax Oblig Rev Transptrn Infrastructure, Ser A	5.00%	09/01/33	187,754
130,000	CT St, Ser E	5.00%	09/15/25	155,824
100,000	CT St, Ser F	2.00%	11/15/21	100,997
315,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/23	347,401
145,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/24	165,807
200,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/25	235,702
970,000	Univ of CT CT, Ser A	5.00%	11/01/26	1,194,614
25,000	Univ of CT CT, Ser A	5.00%	11/01/35	31,406
				3,507,459
	Florida – 8.0%
250,000	Berry Bay Cdd FL Spl Assmt Rev Assmt Area 1	2.63%	05/01/26	251,972
250,000	Citizens Property Insurance Corp FL, Ser A1	5.00%	06/01/22	257,040
550,000	FL St Brd of Governors FL Intl Univ Dorm Rev Ref, Ser A, BAM	5.00%	07/01/27	685,584
110,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Academy Projs, Ser A	4.00%	07/01/24	119,699
330,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Academy Projs, Ser A	4.00%	07/01/25	365,809
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Academy Projs, Ser A	4.00%	07/01/26	174,628
150,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Academy Projs, Ser A	4.00%	07/01/28	172,880
245,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	3.00%	11/01/24	249,838
500,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev South Parcel Assmnt Area (a)	3.00%	05/01/25	509,408
450,000	Hollywood Beach FL Cmnty Dev Dist Rev Cdd Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/23	498,867
475,000	Hollywood Beach FL Cmnty Dev Dist Rev Cdd Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/24	545,410
210,000	Jea FL Elec Sys Rev Sub, Ser B	5.00%	10/01/22	224,292
100,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth	5.00%	11/15/33	113,338
230,000	Lakes of Sarasota Cdd FL Impt Rev Phase 1 Proj, Ser A-1	2.75%	05/01/26	231,271
170,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club East Proj, AGM	5.00%	05/01/25	198,643
635,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	738,666
500,000	Mirada Ii Cmnty Dev Dist FL Cap Impt Rev	2.50%	05/01/26	502,626
25,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/31	27,630
220,000	Parkway Ctr FL Cdd Spl Assmnt Rev Ref Assmt Area, Ser 1	3.50%	05/01/21	220,000
230,000	Parkway Ctr FL Cdd Spl Assmnt Rev Ref Assmt Area, Ser 1	3.50%	05/01/22	234,145
160,000	Rhodine Road North CDD FL Spl Assmnt	3.50%	05/01/24	163,706
385,000	Sarasota National FL Cdd Spl Assmnt Ref	3.00%	05/01/23	397,134
375,000	Sarasota National FL Cdd Spl Assmnt Ref	3.00%	05/01/24	389,830
240,000	Sarasota National FL Cdd Spl Assmnt Ref	3.00%	05/01/25	250,196
250,000	Shingle Creek at Bronson Cdd FL Spl Assmnt	2.50%	06/15/26	251,361
350,000	Six Mile Creek FL Cdd Capital Impt Rev Assmnt Area 3 Phase 1	2.50%	05/01/26	350,939
30,000	Tampa FL Capital Impt Cigarette Tax Allocation H Lee Moffitt Cancer Ctr Proj, Ser A	5.00%	09/01/24	34,554
375,000	V Dana Cdd FL Spl Assmnt Cdd Assmnt Area One 2021 Proj	2.60%	05/01/26	377,269
50,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	55,521
				8,592,256

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia – 3.1%
$100,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk (Mandatory put 06/13/24)	2.15%	10/01/32	$105,168
155,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	4.00%	07/01/22	158,781
175,000	Gainesville & Hall Cnty GA Hosp Auth Ref Northeast GA Hlth System Inc Proj, Ser A	5.00%	02/15/24	197,438
190,000	Glynn Brunswick GA Memorial Hosp Auth Ref Antic Ctfs Southeast GA Hlth	5.00%	08/01/23	208,869
715,000	Madison Cnty GA Sch Dist Ref Capital Impt Proj, COPS	4.00%	05/01/25	808,585
95,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	106,370
830,000	Main Street Nat Gas Inc GA Gas Rev, Ser B	5.00%	03/15/22	863,559
240,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/25	280,257
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C	5.00%	09/01/26	607,182
				3,336,209
	Hawaii – 0.1%
100,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	111,958
	Illinois – 7.8%
135,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/22	133,311
175,000	Chicago IL Brd of Edu Green Bond, Ser E	5.13%	12/01/32	194,671
1,000,000	Chicago IL Brd of Edu Ref, Ser A	4.00%	12/01/21	1,020,898
400,000	Chicago IL Brd of Edu Ref, Ser C	5.00%	12/01/22	426,486
50,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/27	54,790
200,000	Chicago IL Ref, 2003B Remk	5.00%	01/01/26	227,035
100,000	Chicago IL Ref, 2003B Remk	5.13%	01/01/27	113,544
25,000	Chicago IL Ref, Ser C	5.00%	01/01/26	29,178
65,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/25	60,720
500,000	Chicago IL Wstwtr Transmission Rev Ref Second Lien Remk, Ser C	5.00%	01/01/27	579,083
100,000	Chicago IL Wstwtr Transmission Rev Ref Second Lien, Ser B	5.00%	01/01/24	110,994
100,000	Chicago IL, Ser A	5.00%	01/01/26	113,529
160,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	165,915
250,000	IL St	5.00%	03/01/22	259,514
395,000	IL St	5.00%	05/01/23	430,017
105,000	IL St	5.00%	05/01/24	118,410
85,000	IL St	4.00%	01/01/31	93,352
195,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ Of IL Hlth Svcs Facility Proj	5.00%	10/01/24	223,051
50,000	IL St Ref	5.00%	08/01/21	50,563
85,000	IL St Ref	4.00%	08/01/25	88,461
70,000	IL St, Ser A	5.25%	05/01/22	73,360
100,000	IL St, Ser A	4.00%	01/01/24	102,210
15,000	IL St, Ser A	4.00%	01/01/25	15,334
700,000	IL St, Ser C	5.00%	11/01/29	834,295
280,000	IL St, Ser D	5.00%	11/01/23	309,468
370,000	IL St, Ser D	5.00%	11/01/24	421,207
700,000	Macon Cnty IL Sch Dist #61, AGM	4.00%	12/01/25	793,469
75,000	Railsplitter IL Tobacco Settlement Auth	5.25%	06/01/21	75,277
145,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/27	169,024
570,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/31	661,150
365,000	Univ Of IL IL Rev Ref Auxiliary Facs Sys, Ser A	5.00%	04/01/22	379,934
				8,328,250

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana – 2.7%
$1,010,000	Brownsburg IN 1999 Sch Bldg Corp, BANS (a)	1.50%	05/13/22	$1,014,958
125,000	IN Bond Bank Rev Hamilton Co Projs, CABS	(c)	01/15/26	120,174
215,000	IN St Bond Bank Spl Program Gas Rev, Ser A	5.25%	10/15/21	219,674
675,000	Indianapolis IN Loc Pub Impt Bond Bank Ref Cityway 1 Proj, Ser B	5.00%	02/01/35	750,210
100,000	La Porte IN Wtrwks Rev, AGM	4.00%	01/01/24	108,342
105,000	La Porte IN Wtrwks Rev, AGM	4.00%	07/01/24	115,220
545,000	Merrillville IN Conservancy Dist	3.00%	01/15/23	568,090
				2,896,668
	Iowa – 0.2%
215,000	Tobacco Settlement Auth IA Tobacco Settlement Rev Asset Bkd, Ser C	5.63%	06/01/46	215,066
	Kentucky – 2.4%
240,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Healthcare Inc, Ser B, NATL-RE	(c)	10/01/25	225,017
250,000	KY St Econ Dev Fin Auth Ref Hosp Rev Owensboro Hlth Inc Oblig Grp, Ser B	5.00%	06/01/21	250,711
20,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/25	22,646
355,000	KY St Hgr Edu Student Loan Corp Sr, Ser A, AMT	5.00%	06/01/26	416,576
255,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	284,450
350,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1	4.00%	12/01/21	357,476
75,000	KY St Pub Energy Auth Gas Sply Rev, Ser A (Mandatory put 06/01/26)	4.00%	12/01/50	86,653
105,000	KY St Pub Energy Auth Gas Sply Rev, Ser A-1 (Mandatory put 06/01/25)	4.00%	12/01/49	118,499
210,000	Paducah KY Elec Plant Brd Rev Ref, Ser A, AGM	5.00%	10/01/34	255,710
450,000	Univ of Louisville KY Ref, Ser A	5.00%	03/01/27	537,230
				2,554,968
	Louisiana – 2.5%
20,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/28	24,338
455,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	520,913
100,000	New Orleans LA Aviation Brd, Ser B, AMT, AGM	5.00%	01/01/32	114,253
150,000	New Orleans LA Wtr Rev Wtr Rev	5.00%	12/01/26	179,623
350,000	New Orleans LA Wtr Rev Wtr Rev	5.00%	12/01/28	416,635
500,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-1 (Mandatory put 07/01/24)	2.13%	06/01/37	516,178
550,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-2 (Mandatory put 07/01/26)	2.38%	06/01/37	576,032
250,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser C, BAM	5.00%	12/01/24	289,907
				2,637,879
	Maryland – 0.7%
115,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/23	124,199
300,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/24	334,173
150,000	Howard Cnty MD Ref Consol Pub Impt, Ser B	5.00%	02/15/24	170,038
100,000	Maryland St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	5.00%	06/01/28	123,599
				752,009
	Massachusetts – 1.9%
350,000	MA St Clg Bldg Auth, Ser A	5.00%	05/01/28	383,967

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Massachusetts (Continued)
$100,000	MA St Dev Fin Agy Rev Ref Milford Regl Med Ctr, Ser G (a)	5.00%	07/15/21	$100,728
200,000	MA St Dev Fin Agy Rev Umass Darthmouth Student Hsg Proj	5.00%	10/01/21	202,217
575,000	MA St Eductnl Fing Auth Sr, Ser B, AMT	5.00%	07/01/24	656,193
500,000	MA St Eductnl Fing Auth Sr, Ser B, AMT	5.00%	07/01/25	585,718
125,000	MA St Eductnl Fing Auth, Ser A, AMT	5.00%	01/01/26	143,423
				2,072,246
	Michigan – 3.3%
70,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/30	79,083
100,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bond, Ser A	5.00%	07/01/25	118,542
575,000	Kalamazoo MI Econ Dev Corp Heritage Cmnty of Kalamazoo Revel Creek Proj Temps 60, Ser B2	2.63%	05/15/25	577,006
110,000	MI St Fin Auth Rev Ref Ascension Sr Credit Grp Remk, Ser E-1 (Mandatory put 08/15/24)	4.00%	11/15/44	122,992
300,000	MI St Fin Auth Rev Ref Beaumont Hlth Credit Grp	5.00%	08/01/28	343,572
55,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	62,330
100,000	MI St Fin Auth Rev Ref Hosp Beaumont Hlth Credit Grp	5.00%	11/01/21	102,343
135,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D2, AGM	5.00%	07/01/24	154,338
150,000	MI St Fin Auth Rev Ref Loc Govt Loan Program Great Lakes Wtr Auth, Ser D-1, AGM	5.00%	07/01/28	176,997
935,000	MI St Fin Auth Rev Ref Loc Govt Loan Program Great Lakes Wtr Auth, Ser D2, AGM	5.00%	07/01/28	1,067,660
250,000	MI St Fin Auth Rev Sr Lien Great Lakes Wtr Auth, Ser C-3, AGM	5.00%	07/01/27	285,640
90,000	MI St Hosp Fin Auth Ref Mclaren Healthcare, Ser A	5.00%	06/01/24	94,634
270,000	Wayne Cnty MI Arpt Auth Rev Detroit Met Wayne Cnty Arpt, Ser C, AMT	5.00%	12/01/30	308,549
				3,493,686
	Missouri – 1.7%
200,000	Jackson Cnty MO Spl Oblg Rirr Right of Way Proj	4.00%	12/01/27	231,115
140,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	3.00%	08/01/23	146,856
305,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	4.00%	08/01/25	341,634
350,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Saint Lukes Hlth Sys Inc	4.00%	11/15/33	395,885
160,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/23	171,136
500,000	Saint Louis MO Gen Fnd Rev Trans	2.00%	06/01/21	500,735
				1,787,361
	Montana – 0.5%
240,000	Forsyth MT Poll Control Rev Ref Puget Sound Energy Proj, Ser A (Mandatory put 03/01/23)	3.90%	03/01/31	250,527
150,000	MT St Fac Fin Auth Hlth Care Facs Rev MT Children’s Home and Hosp Proj, Ser A	4.00%	07/01/24	161,528
155,000	MT St Fac Fin Auth Hlth Care Facs Rev MT Children’s Home and Hosp Proj, Ser A	4.00%	07/01/25	169,383
				581,438
	Nebraska – 1.2%
420,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/22	446,072
150,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.25%	09/01/37	159,935
70,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	78,544

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nebraska (Continued)
$175,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4 (Mandatory put 01/01/24)	5.00%	03/01/50	$194,811
330,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/26	397,629
				1,276,991
	Nevada – 1.9%
500,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A, BAM	5.00%	06/15/30	617,094
410,000	Las Vegas NV Redev Agy Tax Incr Rev Ref	4.00%	06/15/21	411,544
330,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/28	360,842
125,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/25	146,388
500,000	Yerington NV USDA Interim Debs	1.63%	11/01/23	505,602
				2,041,470
	New Hampshire – 0.2%
220,000	National Fin Auth NH Sr Living Rev Ref Springpoint Sr Living	4.00%	01/01/24	238,722
	New Jersey – 5.9%
1,100,000	Middlesex Cnty NJ Ref Civic Square IV Redev, COPS	5.00%	10/15/31	1,292,581
1,500,000	Newark NJ Prom Nts	3.50%	07/27/21	1,511,218
1,000,000	NJ St Covid-19 Go Emergency Bonds, Ser A	5.00%	06/01/25	1,181,265
110,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser PP	3.50%	06/15/27	117,908
35,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser PP	5.00%	06/15/27	39,765
415,000	NJ St Econ Dev Auth Rev Ref Sch Facs Construction, Ser NN	5.00%	03/01/29	447,990
265,000	NJ St Econ Dev Auth Rev Ref Sch Facs Construction, Ser PP, AGM	5.00%	06/15/25	303,682
95,000	NJ St Econ Dev Auth Rev, Ser WW	5.00%	06/15/34	108,712
50,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(c)	12/15/25	47,991
135,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimbursement Nts, Ser A-1, GARVEE	5.00%	06/15/27	162,951
45,000	NJ St Transprtn Trust Fund Auth Ref Fed Highway Reimbursement Nts, Ser A, GARVEE	5.00%	06/15/21	45,250
310,000	NJ St Transprtn Trust Fund Auth Sys Remk, Ser C	5.25%	06/15/32	357,798
260,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	5.00%	06/15/22	273,728
160,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	5.00%	06/15/25	182,283
150,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser A	5.00%	06/15/22	150,831
60,000	NJ St Turnpike Auth, Ser E	5.00%	01/01/31	69,254
				6,293,207
	New York – 6.0%
785,000	Met Transprtn Auth NY Rev Transprtn, Subser C-2, BANS	5.00%	09/01/21	797,101
750,000	Met Transprtn Auth NY Rev, Ser A-2S, BANS	4.00%	02/01/22	770,421
305,000	Met Transprtn Auth NY Rev, Ser D-1, BANS	5.00%	09/01/22	324,024
1,000,000	NY NY Adj Fiscal 2020, Subser B-3 (b)	0.21%	10/01/46	1,000,000
125,000	NY NY, Ser G	4.00%	08/01/29	137,329
460,000	NY NY, Ser J	5.00%	08/01/21	465,456
250,000	NY NY, Subser F-1	5.00%	03/01/27	271,320
255,000	NY St Dorm Auth St Personal Income Tax Rev, Ser B	5.00%	03/15/30	265,492
200,000	NY St Transprtn Dev Corpspl Fac Rev Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser C	5.00%	12/01/24	231,771
125,000	NY St Transprtn Dev Corpspl Fac Rev Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser C	5.00%	12/01/25	149,245
15,000	Port Auth of NY & NJ NY Consol One Hundred Eighty Fifth Ref, AMT	5.00%	09/01/23	16,634
855,000	Port Auth of NY & NJ NY Ref, Ser 223, AMT	5.00%	07/15/25	1,010,910

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$1,000,000	Suffolk Cnty NY, Ser I, TANS	2.00%	07/22/21	$1,003,924
				6,443,627
	North Carolina – 0.2%
190,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	4.00%	05/01/24	209,732
	North Dakota – 1.8%
500,000	Horace ND Ref & Impt, Ser A	1.90%	08/01/22	500,231
1,000,000	Larimore ND Loan Anticipation Temp Impt Bonds	0.85%	05/01/24	1,001,002
460,000	Williston ND Cnty Wide Pub Safety Sales Tax Rev Ref, Ser A	5.00%	07/15/22	482,062
				1,983,295
	Ohio – 0.6%
75,000	NE OH Med Univ Gen Recpts Ref, Ser A	5.00%	12/01/24	85,480
500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	523,440
				608,920
	Oklahoma – 1.2%
750,000	OK St Dev Fin Auth Gilcrease Expressway West Proj P3 Proj, AMT	1.63%	07/06/23	754,062
495,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/22	520,159
				1,274,221
	Oregon – 0.6%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Temps 50 Rose Villa Proj, Ser B2	2.75%	11/15/25	503,289
130,000	Port of Portland OR Arpt Rev, Ser 24B, AMT	5.00%	07/01/33	155,198
				658,487
	Pennsylvania – 7.0%
280,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	4.00%	07/01/22	286,960
295,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/23	314,306
90,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/24	103,364
390,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	456,007
140,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/30	162,272
50,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/24	55,788
75,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/25	86,008
75,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/26	87,963
500,000	Lancaster PA Ref, BAM	5.00%	05/01/25	586,616
80,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	5.00%	03/01/24	88,454
150,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	5.00%	03/01/25	170,275
255,000	Lehigh Cnty PA Gen Purpose Auth Revs Ref Lehigh Carbon Cmnty Clg, Ser 2016, BAM	5.00%	11/01/26	311,737
245,000	Monroeville PA Fin Auth Upmc Rev	5.00%	02/15/30	260,064
100,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/23	105,046
200,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	3.00%	12/01/21	201,744
345,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	4.00%	12/01/22	358,263

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$400,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	$456,560
210,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/27	243,657
460,000	PA St Econ Dev Fing Auth Upmc Rev Ref, Ser A	5.00%	11/15/29	576,227
495,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	533,048
155,000	PA St Turnpike Commn Turnpike Rev Ref Sub	5.00%	06/01/27	184,971
100,000	PA St Turnpike Commn Turnpike Rev Sub, Ser A	5.00%	12/01/21	102,798
570,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/24	635,630
300,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/25	343,671
35,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	43,958
475,000	Scranton PA Sch Dist Ref, Ser D	5.00%	06/01/27	558,576
250,000	Westmoreland Cnty PA Indl Dev Auth Hlth Sys Rev Ref Excela Hlth Proj, Ser A	4.00%	07/01/21	251,209
				7,565,172
	Puerto Rico – 0.8%
433,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/24	410,718
328,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/27	292,649
168,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/29	141,528
				844,895
	Rhode Island – 0.5%
445,000	RI St Hlth & Eductnl Bldg Corp Pub Schs Rev Ref Providence Pub Bldg Auth, AGM	5.00%	05/15/28	520,802
	Tennessee – 2.1%
300,000	Tennergy Corp TN Gas Rev, Ser A	4.00%	09/01/25	342,674
500,000	Tennergy Corp TN Gas Rev, Ser A	4.00%	03/01/26	576,499
920,000	TN St Energy Acquisition Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	982,253
215,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/26	261,715
100,000	TN St Energy Acquisition Corp Gas Rev, Ser C	5.00%	02/01/22	103,457
				2,266,598
	Texas – 8.4%
175,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/21	175,982
125,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	132,353
505,000	Bexar Cnty TX Rev Ref Tax Exempt Venue Proj	4.00%	08/15/35	587,661
240,000	Brazoria Cnty TX Ref	5.00%	03/01/27	290,476
295,000	Celina TX Spl Assmt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Phase #1 Proj, BAM	4.00%	09/01/24	322,150
85,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/27	101,352
1,250,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/46	1,451,042
150,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A	5.00%	01/01/25	173,784
25,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A	5.00%	01/01/29	29,053
35,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Sch, Ser B	5.00%	08/15/24	39,538
150,000	Dallas TX Ref	5.00%	02/15/27	168,698

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$380,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	5.00%	11/15/23	$421,312
1,275,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Improv Proj, Ser B-2, AMT	5.00%	07/15/27	1,509,616
200,000	Houston TX Hgr Edu Fin Corp Edu Rev Ref Harmony Pub Schs, Ser A	5.00%	02/15/22	207,531
435,000	Lower Colorado River TX Auth Transmission Contract Rev Ref	5.00%	05/15/23	477,104
500,000	Matagorda Cnty TX Nav Dist #1 Var Rev Cent Pwr & Lt Ref Remk, AMT (Mandatory put 09/01/23)	0.90%	05/01/30	502,668
275,000	Mclendon Chisholm TX Spl Assmnt Rev Ref Sonoma Pub Impt Dt Phase 1 Proj, BAM	4.00%	09/15/24	300,456
200,000	Mesquite TX Indep Sch Dist Ref, Ser A	5.00%	08/15/27	246,035
120,000	New Hope Cultural Ed Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	3.00%	01/01/24	119,481
160,000	Oak Point TX Spl Assmnt Rev Wildridge Pub Impt Dist #1 Impt Area #2 Proj Accd Inv (a)	3.50%	09/01/23	164,545
110,000	SA Energy Acquisition Pub Fac Corp TX Gas Sply Rev Gas Sply Rev	5.50%	08/01/21	111,400
130,000	SA Energy Acquisition Pub Fac Corp TX Gas Sply Rev Gas Sply Rev	5.50%	08/01/25	154,836
50,000	San Antonio TX Tax Nts	5.00%	08/01/21	50,598
700,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/24	809,532
500,000	TX St Pub Fin Auth Ref Sthrn Univ Fing Sys, BAM	5.00%	11/01/21	510,709
				9,057,912
	Utah – 0.2%
100,000	UT Cnty UT Hosp Rev Ihc Hlth Svcs Inc	5.00%	05/15/23	100,150
135,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Spectrum Academy Proj	4.00%	04/15/24	147,579
				247,729
	Vermont – 0.4%
140,000	Burlington VT, Ser B	5.00%	11/01/21	143,315
250,000	VT St Econ Dev Auth Mtge Rev Wake Robin Corp Proj	5.00%	05/01/21	250,000
				393,315
	Virginia – 0.0%
25,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	4.00%	01/01/29	25,920
	Washington – 1.4%
1,000,000	Energy NW WA Elec Rev Ref Columbia Generating, Ser A	5.00%	07/01/21	1,007,819
150,000	Seattle WA Wtr Sys Rev Ref & Impt	5.00%	05/01/28	176,180
105,000	Tobacco Settlement Auth WA Tobacco Settlement Rev Ref	5.00%	06/01/23	115,342
195,000	WA St Hlth Care Facs Auth Seattle Cancer Care Alliance (a)	5.00%	12/01/24	226,580
				1,525,921
	West Virginia – 0.5%
500,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Resources Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	528,338
	Wisconsin – 3.1%
185,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/25	211,969
425,000	Pub Fin Auth WI Rev Roseman Univ Of Hlth Sciences Proj (a)	3.00%	04/01/25	439,325
1,435,000	Tender Option Bond Trust Receipts / Ctfs Various States Floaters, Ser 2020-XF2887 (a) (b)	0.31%	06/15/38	1,435,000

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$395,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	$473,591
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marshfield Clinic Hlth Sys Inc, Ser B1 (Mandatory put 02/15/25)	5.00%	02/15/52	567,959
10,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/30	11,252
155,000	WI St Hlth & Eductnl Facs Auth Rev Three Pillars Sr Living Cmntys, Ser A	4.00%	08/15/24	169,337
				3,308,433
	Wyoming – 0.2%
200,000	Laramie Cnty WY Hosp Rev Ref Cheyenne Regl Med Ctr Proj	4.00%	05/01/26	231,866

Total Investments – 97.3%	104,513,061
(Cost $102,523,591) (d)
Net Other Assets and Liabilities – 2.7%	2,904,657
Net Assets – 100.0%	$107,417,718

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	2	Jun 2021	$ 315,125	$625
U.S. Treasury Ultra 10-Year Notes	Short	11	Jun 2021	1,607,828	6,813
Total Futures Contracts				$1,922,953	$7,438

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2021, securities noted as such amounted to $6,666,466 or 6.2% of net assets.
(b)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)	Zero coupon bond.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,027,084 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $30,176. The net unrealized appreciation was $1,996,908. The unrealized amounts presented are inclusive of derivative contracts.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.
TANS	Tax Anticipation Notes

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 104,513,061	$ —	$ 104,513,061	$ —
Futures Contracts	7,438	7,438	—	—
Total	$ 104,520,499	$ 7,438	$ 104,513,061	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 95.5%
	Alabama – 4.9%
$50,000	Albertville AL Warrants, Ser A, BAM	3.50%	06/01/35	$51,810
35,000	Albertville AL Warrants, Ser A, BAM	3.75%	06/01/41	36,361
500,000	Chatom AL Indl Dev Brd Gulf Opportunity Zone Ref Gulf Opportunity Zone Pwr South Energy Corp Proj, AGM	5.00%	08/01/21	505,386
2,450,000	Hlth Care Auth for Baptist Hlth AL Var Ref, Ser B (a)	0.22%	11/01/42	2,450,000
100,000	Huntsville AL Capital Impt Wts, Ser B	3.00%	05/01/22	100,000
565,000	Lower AL Gas Dist Gas Proj Rev Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	646,764
1,425,000	Mizuho Floater Residual Trust Various States Floaters Miz 9024, Ser 2020 (a) (b)	0.36%	12/01/48	1,425,000
700,000	Mobile AL Indl Dev Brd Sol Wst Disp Rev Var AL Pwr Barry Plant (a)	0.06%	06/01/34	700,000
325,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A	4.00%	06/01/23	349,551
260,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	286,328
				6,551,200
	Arizona – 2.4%
1,000,000	AZ St Indl Dev Auth Rev Lincoln South Beltway Proj	5.00%	05/01/23	1,090,999
280,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Traditional Sch Proj	5.00%	07/01/22	293,863
300,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Traditional Sch Proj	5.00%	07/01/23	327,040
500,000	Maricopa Cnty AZ Poll Controlcorp Poll Control Rev Var Ref Pub Svc Co of NM Palo Verde Proj, Ser A (Mandatory put 06/01/22)	1.05%	01/01/38	503,673
225,000	Salt Verde AZ Finl Corp Sr Gas Rev Sr	5.25%	12/01/23	250,747
750,000	Vistancia AZ Cmnty Facs Dist Ref, BAM	3.00%	07/15/21	754,032
				3,220,354
	Arkansas – 0.1%
175,000	Sheridan AR Sch Dist #37 Construction Bonds	3.38%	02/01/43	179,168
	California – 1.9%
135,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sr Bonds Merced Cnty Tobacco Funding Corp, Ser A	3.00%	06/01/21	135,284
150,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Sr Ref, Ser A	3.00%	06/01/21	150,321
210,000	CA Pub Fin Auth Rev Ref Henry Mayo Newhall Hosp, Ser A	4.00%	10/15/21	213,137
225,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C	4.00%	08/01/21	226,832
180,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C	4.00%	08/01/22	187,306
150,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref Enhanced Asset Bkd, Ser A	5.00%	06/01/22	157,774
105,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref, Ser A-1	5.00%	06/01/21	105,374
250,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref, Ser A-1	5.00%	06/01/22	262,526
260,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/23	292,345
75,000	Los Angeles CA Dept of Arpts Arpt Rev Subordinate, Ser C, AMT	5.00%	05/15/21	75,110
200,000	Port of Oakland CA Ref Sr Lien, Ser P, AMT	5.00%	05/01/26	209,547
165,000	San Diego CA Pub Facs Fing Auth Lease Rev Capital Impt Projs, Ser A	4.50%	04/15/42	171,920

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$340,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref Second Ser, Ser F, AMT	5.00%	05/01/24	$340,000
				2,527,476
	Colorado – 1.1%
200,000	Breckenridge CO Ref, Ser B, COPS	4.00%	12/01/21	204,271
170,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	197,846
100,000	Copperleaf CO Met Dist #2 Ref, BAM	4.00%	12/01/21	102,194
65,000	Denver City & Cnty CO Arpt Rev Sys, Ser A, AMT	5.00%	11/15/22	69,672
45,000	Denver City & Cnty CO Arpt Rev Sys, Ser B	5.00%	11/15/32	48,335
200,000	Park Creek CO Met Dist Rev Ref Sr Limited Property Tax Supported, Ser A	5.00%	12/01/21	205,243
325,000	Univ Northn CO Greeley Instl Enterprise Rev Ref, Ser A	5.00%	06/01/24	326,174
100,000	Vauxmont Met Dist CO Ref Ltd Tax Conv Unltd Sub, AGM	5.00%	12/15/21	102,761
170,000	Woodmen Road CO Met Dist Ref, BAM	4.00%	12/01/22	178,909
				1,435,405
	Connecticut – 2.8%
3,000,000	Capital City CT Econ Dev Auth Pkg & Energy Fee Rev Adj, Ser B (a)	0.14%	06/15/34	3,000,000
150,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ Issue, Ser T	5.00%	07/01/21	151,131
205,000	CT St Ref, Ser B	5.00%	04/15/23	224,325
65,000	CT St, Ser F	5.00%	11/15/21	66,682
30,000	Hamden CT, BAM	5.00%	08/15/23	33,137
220,000	Univ Of CT CT Ref, Ser A	5.00%	11/01/22	235,858
100,000	Univ Of CT CT Rev, Ser A	4.00%	11/15/21	102,041
				3,813,174
	District of Columbia – 0.1%
75,000	District of Columbia Ref, Ser B, NATL-RE	6.00%	06/01/21	75,333
	Florida – 5.5%
475,000	Citizens Property Insurance Corp FL, Ser A1	5.00%	06/01/22	488,376
50,000	FL St Brd of Edu Pub Edu Ref Cap Outlay 2011, Ser C	5.00%	06/01/26	50,184
55,000	FL St Brd of Edu Pub Edu Ref Capital Outlay 2011, Ser F	5.00%	06/01/24	55,203
135,000	FL St Brd of Edu Pub Edu Ref Capital Outlay, Ser E	5.00%	06/01/27	135,498
50,000	FL St Brd of Edu Pub Edu Ref Capital Outlay, Ser E	4.00%	06/01/30	50,147
1,000,000	FL St Hsg Fin Corp Mf Mtge Rev Adj Parrish Oaks, Ser A (Mandatory put 02/01/22)	1.25%	02/01/23	1,008,379
60,000	FL St Ref Dept Transn Right of Way	5.00%	07/01/22	60,467
25,000	FL St Ref Dept Transn Right of Way	5.00%	07/01/23	25,195
445,000	Hollywood Beach FL Cmnty Dev Dist Rev Cdd Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/23	493,324
30,000	Jacksonville FL Spl Rev Ref	5.00%	10/01/21	30,592
575,000	Jacksonville FL Spl Rev Ref, Ser C	5.00%	10/01/21	586,355
125,000	Jacksonville FL Spl Rev, Ser B-1	5.00%	10/01/21	127,468
175,000	Jea FL Elec Sys Rev Sub, Ser B	5.00%	10/01/21	178,463
425,000	Jea FL Elec Sys Rev Sub, Ser B	5.00%	10/01/22	453,925
60,000	Jea FL Elec Sys Rev Unrefunded Sub, Ser B	5.00%	10/01/23	64,092
220,000	Jea FL Elec Sys Rev Unrefunded, Ser 3-A	5.00%	10/01/23	235,005
280,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club East Proj, AGM	5.00%	05/01/21	280,000

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$175,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club East Proj, AGM	5.00%	05/01/25	$204,485
95,000	Manatee Cnty FL Port Auth Ref, Ser B, AMT	4.00%	10/01/37	100,005
500,000	Miami Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/28	533,367
65,000	Miami Dade Cnty FL Spl Oblig Ref Sub, Ser B, AGM	4.00%	10/01/37	68,567
100,000	Miami-Dade Cnty FL Bldg Better Cmntys Prog, Ser A	5.00%	07/01/30	100,779
330,000	Miami-Dade Cnty FL Spl Oblig Ref Sub, Ser A	5.00%	10/01/27	352,751
615,000	Orlando & Orange Cnty FL Expressway Auth Ref, Ser B, AGM	5.00%	07/01/22	649,877
210,000	Palm Beach Cnty FL Sch Brd Ref, Ser B, COPS	5.00%	08/01/21	212,480
300,000	Pembroke Pines FL Capital Impt Rev Ref, AGM	5.00%	12/01/21	308,395
250,000	Sarasota National FL Cdd Spl Assmnt Ref	3.00%	05/01/21	250,000
245,000	Tampa FL Hosp Rev Ref H. Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/21	246,848
				7,350,227
	Georgia – 0.1%
195,000	Atlanta GA Wtr & Wstwtr Rev Ref	5.00%	11/01/21	199,715
	Illinois – 6.9%
120,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/22	118,499
100,000	Chicago IL Brd of Edu Cap Apprec Sch, Ser A, BHAC-CR FGIC	(c)	12/01/22	99,371
1,500,000	Chicago IL Brd of Edu Ref, Ser A	4.00%	12/01/21	1,531,347
340,000	Chicago IL Wtrwks Rev 2nd Lien Proj	5.00%	11/01/21	347,982
1,000,000	Cook Cnty IL Ref, Ser A	3.00%	11/15/21	1,015,109
150,000	Cook Cnty IL Ref, Ser C	5.00%	11/15/23	160,804
270,000	DuPage Cook & Will Cntys IL Cmnty Clg Dist #502, Ser A	5.00%	06/01/27	270,996
100,000	IL St	4.88%	05/01/21	100,000
150,000	IL St	5.00%	03/01/22	155,708
365,000	IL St	5.00%	07/01/22	384,295
125,000	IL St	5.00%	05/01/23	136,081
130,000	IL St	4.00%	03/01/26	133,469
1,000,000	IL St Dev Fin Auth Sol Wst Disp Rev Wst Mgmt Inc Proj Remk, Ser A, AMT (Mandatory put 11/01/21)	0.55%	11/01/44	1,000,785
180,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ of IL Hlth Svcs Fac Proj	5.00%	10/01/23	198,814
2,000,000	IL St Fin Auth Rev Var Univ Chicago Med Ctr, Ser A (a)	0.04%	08/01/44	2,000,000
225,000	IL St Ref	5.00%	02/01/22	232,716
500,000	IL St, Ser A	5.00%	03/01/22	519,028
200,000	IL St, Ser A	5.00%	04/01/22	208,360
125,000	IL St, Ser D	5.00%	11/01/22	133,194
60,000	Kane Kendall Etc Cntys IL Cmnty Clg Dist #516, Ser A	5.00%	12/15/22	61,811
170,000	Montgomery IL Ref Alt Rev Source	2.63%	12/01/21	170,257
70,000	Railsplitter IL Tobacco Settlement Auth	5.38%	06/01/21	70,265
90,000	Railsplitter IL Tobacco Settlement Auth	6.00%	06/01/28	90,398
55,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/22	57,091
				9,196,380
	Indiana – 5.4%
1,015,000	Brownsburg IN 1999 Sch Bldg Corp, BANS (b)	1.50%	05/13/22	1,019,982
65,000	Carmel IN Redev Auth Lease Rental Rev Multipurpose, Ser A	4.00%	08/01/30	68,145
95,000	Carmel IN Redev Auth Lease Rental Rev Multipurpose, Ser A	4.00%	08/01/35	99,596
500,000	Greater Clark IN Bldg Corp	4.00%	07/15/21	503,673
500,000	Greater Clark IN Bldg Corp	4.00%	01/15/22	512,838
80,000	Greater Clark IN Bldg Corp Greater Clark Sch Corp 1st Mtge Bonds, Ser 2019	4.00%	07/15/21	80,588

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$170,000	Greater Clark IN Bldg Corp Greater Clark Sch Corp 1st Mtge Bonds, Ser 2019	4.00%	01/15/22	$174,365
1,000,000	Hamilton IN S Estrn Consol Sch Bldg Corp, BANS (b)	2.00%	07/15/21	1,001,984
1,000,000	Hamilton IN S Estrn Schs	3.00%	12/31/22	1,043,778
750,000	Hamilton IN S Estrn Schs, Ser B	3.00%	06/30/21	753,062
175,000	IN St Bond Bank Spl Program Gas Rev, Ser A	5.25%	10/15/21	178,805
60,000	Indianapolis IN Loc Pub Impt Bond Bank, Ser I	5.00%	06/01/24	60,219
65,000	Indianapolis IN Loc Pub Impt Bond Bank, Ser K	5.00%	06/01/22	65,237
45,000	La Porte IN Wtrwks Rev, AGM	4.00%	07/01/22	46,822
100,000	La Porte IN Wtrwks Rev, AGM	4.00%	07/01/23	106,877
1,400,000	Noblesville IN Multi Sch Bldg Corp Ref 1st Mtge	5.00%	07/15/22	1,463,196
				7,179,167
	Iowa – 1.7%
1,030,000	IA St Fin Auth Midwestern Econ Dev Rev Var Cj Bio Amer Inc Proj (a)	0.12%	04/01/22	1,030,000
1,000,000	IA St Fin Auth Sol Wst Facs Rev Var Green Bond Gevo NW Rng LLC Renewable Natrl Gas Proj, AMT (Mandatory put 04/01/24)	1.50%	01/01/42	1,011,238
145,000	Tobacco Settlement Auth IA Tobacco Settlement Rev Asset Bkd, Ser C	5.38%	06/01/38	145,043
100,000	Tobacco Settlement Auth IA Tobacco Settlement Rev Asset Bkd, Ser C	5.50%	06/01/42	100,030
				2,286,311
	Kansas – 0.2%
225,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM	2.00%	09/01/21	226,293
	Kentucky – 0.4%
150,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C	4.00%	08/01/21	151,339
70,000	Lewis Cnty KY Sch Dist Fin Corp, Ser B	2.25%	06/01/22	70,784
300,000	Owen Cnty KY Pub Properties Corp 1st Mtge Rev Ref Court Facs Proj	4.00%	11/01/21	305,225
				527,348
	Louisiana – 2.0%
1,000,000	LA St Gas & Fuels Tax Rev Var Ref Second Lien Remk, Ser D-2 (Mandatory put 05/01/22)	0.55%	05/01/43	1,000,089
150,000	New Orleans LA Sewage Svc Rev Ref	5.00%	06/01/21	150,548
15,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/29	17,429
25,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/34	29,049
280,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/44	325,347
500,000	Saint John the Baptist Parish LA Rev Ref Marathon Oil Corp Proj Remk, Ser A-1 (Mandatory put 04/01/23)	2.00%	06/01/37	510,956
150,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser C, BAM	5.00%	12/01/23	167,682
200,000	Shreveport LA Wtr & Swr Rev Ref	5.00%	12/01/21	205,596
255,000	Shreveport LA Wtr & Swr Rev Ref, Ser A, BAM	5.00%	12/01/22	273,775
				2,680,471
	Maryland – 0.2%
100,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	3.00%	07/01/21	100,407
100,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	3.00%	07/01/22	102,766
80,000	Maryland St Second, Ser B	5.00%	08/01/21	80,953
				284,126

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Massachusetts – 3.8%
$210,000	Blue Hills Regl Tech High Sch Dist MA Sch Proj Loan Chapter 70B	5.00%	07/15/21	$212,020
1,831,211	Blue Hills Regl Tech High Sch Dist MA, BANS	1.00%	05/20/21	1,831,963
750,000	Ludlow MA, BANS	1.00%	09/23/21	752,331
100,000	MA St Eductnl Fing Auth Ref Issue L Sr, Ser B, AMT	5.00%	07/01/22	105,508
150,000	MA St Eductnl Fing Auth, Ser B, AMT	5.00%	07/01/23	164,881
395,000	MA St Port Auth, Ser A, AMT	5.00%	07/01/42	416,687
1,610,750	Randolph MA, BANS	2.00%	06/11/21	1,613,858
				5,097,248
	Michigan – 0.4%
45,000	Detroit MI Wtr Sply Sys Rev Sr Lien Great Lakes Wtr Auth, Ser C	5.00%	07/01/41	45,351
405,000	Detroit MI Wtr Sply Sys Rev Sr Lien, Ser A	5.25%	07/01/41	408,314
100,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref 2nd Lien, Ser A	5.00%	07/01/21	100,772
				554,437
	Minnesota – 0.8%
1,000,000	Brooklyn Ctr MN Mf Hsg Dev Rev Var Sonder House Apartments Proj (Mandatory put 07/01/22)	1.35%	01/01/37	1,000,850
60,000	MN St St Trunk Hwy, Ser B	5.00%	10/01/22	61,205
				1,062,055
	Mississippi – 0.7%
500,000	MS St Business Fin Corp Sol Wst Disp Rev Waste Mgmt Inc Proj Remk (Mandatory put 09/01/21)	0.55%	03/01/29	500,259
400,000	MS St Dev Bank Spl Oblg Jackson Wtr & Swr Sys Proj, AGM	6.75%	12/01/26	460,711
				960,970
	Missouri – 1.0%
140,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	3.00%	08/01/21	140,741
1,000,000	Saint Louis MO Gen Fnd Rev Trans	2.00%	06/01/21	1,001,469
160,000	Saint Louis MO Muni Fin Corp Ref, AGM	5.00%	07/15/21	161,487
				1,303,697
	Montana – 0.2%
220,000	MT Fac Fin Auth Hlth Facs Rev Bozeman Deaconess Hlth Svcs	4.00%	06/01/21	220,613
	Nebraska – 2.7%
300,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/22	318,623
395,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/32	419,857
410,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.25%	09/01/37	437,156
165,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No 1, Ser A	5.25%	12/01/21	169,728
150,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	168,307
1,855,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4 (Mandatory put 01/01/24)	5.00%	03/01/50	2,064,997
50,000	NE St Pub Pwr Dist Rev Gen, Ser C	5.00%	01/01/22	51,568
				3,630,236
	Nevada – 4.6%
90,000	Clark Cnty NV Arpt Rev Ref Sub, Ser A	5.00%	07/01/21	90,701
170,000	Clark Cnty NV Passenger Fac Charge Rev Ref Las Vegas Mccarran Intl Arpt, Ser E	5.00%	07/01/23	187,487
735,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A	5.00%	06/15/23	808,121
155,000	Clark Cnty NV Sch Dist Ref Ltd Tax, Ser A	5.00%	06/15/21	155,841
650,000	Clark Cnty NV Sch Dist Ref, Ser A	5.00%	06/15/23	714,665

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nevada (Continued)
$145,000	Clark Cnty NV Sch Dist Ref, Ser B	5.00%	06/15/21	$145,787
160,000	Clark Cnty NV Sch Dist Ref, Ser D	5.00%	06/15/21	160,868
800,000	Clark Cnty NV Sch Dist Various Purpose Medium Term, Ser F	5.00%	06/15/22	823,596
100,000	Clark Cnty NV Sch Dist, Ser D	5.00%	06/15/21	100,542
1,000,000	Director of the St of NV Dept of Business & Industry Var Brightline West Passenger Rail Proj, Ser A, AMT (Mandatory put 07/01/21) (b)	0.50%	01/01/50	1,000,189
405,000	Las Vegas NV Redev Agy Tax Incr Rev Ref	4.00%	06/15/21	406,525
1,600,000	Yerington NV USDA Interim Debs	1.63%	11/01/23	1,617,928
				6,212,250
	New Jersey – 5.7%
100,000	Atlantic City NJ Brd of Edu Ref Sch Bd Res Fd, AGM	4.00%	04/01/23	106,461
125,000	Hamilton Twp NJ Sch Dist, AGM	3.00%	07/15/22	129,122
1,755,000	Jersey City NJ Muni Utilities Auth Wtr Proj Notes	3.00%	07/01/22	1,808,918
460,000	Jersey City NJ, Ser A, BANS	1.50%	01/12/22	464,387
1,500,000	Newark NJ Prom Nts	3.50%	07/27/21	1,511,218
700,000	NJ St Covid-19 Go Emergency Bonds, Ser A	4.00%	06/01/23	754,396
345,000	NJ St Econ Dev Auth Rev Ref, Ser BBB	5.00%	06/15/21	346,868
150,000	NJ St Econ Dev Auth Rev Ref, Ser XX	5.00%	06/15/21	150,812
100,000	NJ St Eductnl Facs Auth Rev Hgr Edu Facs Trust Fund	5.00%	06/15/21	100,542
500,000	NJ St Hgr Edu Assistance Auth Student Loan Rev Sr Bonds, Ser B, AMT	5.00%	12/01/22	536,477
25,000	NJ St Hgr Edu Assistance Auth Student Loan Rev Sr, Ser 2015-1A, AMT	5.00%	12/01/24	28,817
150,000	NJ St Transprtn Trust Fund Auth Ref Fed Highway Reimbursement Nts, Ser A, GARVEE	5.00%	06/15/21	150,831
220,000	NJ St Transprtn Trust Fund Auth Transn Sys, Ser A	5.50%	12/15/21	227,094
250,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	5.00%	06/15/23	263,109
1,000,000	Prospect Park NJ, BANS	2.00%	11/10/21	1,008,085
				7,587,137
	New Mexico – 0.9%
500,000	Farmington NM Poll Control Rev Ref Pub Svc Company Proj Remk, Ser B (Mandatory put 06/01/22)	2.13%	06/01/40	509,446
750,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co of NM Remk, Ser F, AMT (Mandatory put 06/01/22)	1.20%	06/01/40	755,379
				1,264,825
	New York – 13.3%
2,000,000	Center Moriches NY Union Freesch Dist, TANS	1.50%	06/25/21	2,003,257
1,364,700	East Hampton Town NY, Ser A, BANS	1.25%	08/20/21	1,368,751
600,000	Long Beach NY, BAM	2.00%	09/15/22	614,370
190,000	Met Transprtn Auth NY Rev Subser, Ser B-2A, BANS	5.00%	05/15/21	190,286
285,000	Met Transprtn Auth NY Rev Transprtn, Ser A-1	5.00%	11/15/23	318,435
335,000	Met Transprtn Auth NY Rev, Ser A-2S, BANS	4.00%	02/01/22	344,121
500,000	Met Transprtn Auth NY Rev, Ser B-1, BANS	5.00%	05/15/22	524,322
100,000	Niagara NY Area Dev Corp Rev Niagara Univ Proj, Ser A	5.00%	05/01/21	100,000
120,000	NY City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref Second General Resolution, Ser Aa	5.00%	06/15/44	120,674
1,695,000	NY City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var Gen Resolution Sub FF-1 (a)	0.03%	06/15/44	1,695,000
165,000	NY City Ny Transitional Fin Auth Bldg Aid Rev Prerefunded Fiscal 2013, Ser S-1	5.00%	07/15/21	166,604
2,150,000	NY NY Adj Fiscal 2020, Subser B-3 (a)	0.21%	10/01/46	2,150,000

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$1,000,000	NY NY Adjustable Fiscal 2017, Subser A-5 (a)	0.04%	08/01/44	$1,000,000
75,000	NY NY Ref, Ser A	5.00%	08/01/21	75,890
100,000	NY NY, Ser C	5.00%	08/01/23	106,093
150,000	NY St Dorm Auth Revs Non St Supported Debt Mount Sinai Hosp, Ser A	4.50%	07/01/26	151,040
300,000	NY St Dorm Auth Revs Non St Supported Debt Mount Sinai Hosp, Ser A	5.00%	07/01/35	302,317
125,000	NY St Hsg Fin Agy Affordable Hsg, Ser E	2.13%	11/01/23	125,563
235,000	NY St Hsg Fin Agy Sustainability Bonds, Ser N	1.45%	05/01/23	235,980
180,000	NY St Hsg Fin Agy Sustainability Bonds, Ser Q	1.35%	11/01/23	183,751
895,000	NY St Mtge Agy Homeowner Mtge Rev, Ser 180, AMT	3.90%	04/01/22	920,722
1,000,000	NY St Mtge Agy Homeowner Mtge Rev, Ser 183, AMT	3.75%	04/01/23	1,059,221
125,000	NY St Mtge Agy Rev Mtge, 55th Ser, AMT	2.65%	10/01/23	130,656
300,000	NY St Transprtn Dev Corpspl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/22	321,590
300,000	NY St Transprtn Dev Corpspl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser C	5.00%	12/01/21	308,219
155,000	Port Auth of NY & NJ NY Ref 195th Series, AMT	5.00%	10/01/21	158,041
135,000	Port Auth of NY & NJ NY Ref Consolidated Bonds Two Hundred Second, AMT	5.00%	10/15/21	137,901
1,035,000	Suffolk Cnty NY, Ser I, TANS	2.00%	07/22/21	1,039,061
1,000,000	Suffolk Cnty NY, Ser II, TANS	2.00%	08/19/21	1,005,057
1,012,000	Syracuse NY, Ser B, RANS	2.00%	07/30/21	1,016,175
				17,873,097
	North Carolina – 0.3%
220,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	3.00%	05/01/22	225,811
95,000	NC St Estrn Muni Pwr Agy Pwr Sys Rev, Ser A	5.00%	01/01/23	100,387
50,000	Univ of NC NC at Charlotte, Ser A	5.00%	04/01/37	52,229
				378,427
	North Dakota – 2.0%
1,000,000	Horace ND Ref & Impt, Ser A	1.90%	08/01/22	1,000,461
110,000	ND St Hsg Fin Agy Hsg Fin Program Home Mtge Fin Program, Ser A	2.30%	01/01/22	111,461
250,000	W Fargo ND Ref, Ser A	2.00%	05/01/21	250,000
350,000	W Fargo ND Ref, Ser A	2.00%	05/01/22	356,168
500,000	Watford City ND St Aid Ctfs Indebtedness Ref, AGM	3.00%	12/01/21	506,644
440,000	Williston ND Cnty Wide Pub Safety Sales Tax Rev Ref, Ser A	5.00%	07/15/22	461,104
				2,685,838
	Ohio – 0.8%
100,000	Butler Cnty OH Hosp Facs Ref UC Hlth	4.00%	11/15/23	108,974
280,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	5.00%	08/01/23	309,732
100,000	NE OH Med Univ Gen Recpts Ref, Ser A	3.00%	12/01/22	103,292
500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	523,440
				1,045,438
	Oklahoma – 2.4%
1,700,000	OK St Dev Fin Auth Gilcrease Expressway West Proj P3 Proj, AMT	1.63%	07/06/23	1,709,209
930,000	OK St Dev Fin Auth Var Solid Waste Disp Remk, Ser A	2.38%	12/01/21	941,347

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oklahoma (Continued)
$25,000	OK St Wtr Resource Brd Revolving Fund Rev Master Trust, Ser A	5.00%	04/01/25	$26,114
90,000	OK St Wtr Resource Brd Revolving Fund Rev Master Trust, Ser A	5.00%	04/01/28	94,011
25,000	OK St Wtr Resource Brd Revolving Fund Rev Master Trust, Ser B	5.00%	04/01/23	26,114
465,000	Tulsa OK Arpts Impt Trust Ref, Ser A, AMT, BAM	5.00%	06/01/22	487,198
				3,283,993
	Oregon – 0.1%
100,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 21-C, AMT	4.50%	07/01/21	100,654
75,000	Port of Portland OR Arpt Rev, Ser 22, AMT	5.00%	07/01/21	75,550
				176,204
	Pennsylvania – 6.3%
200,000	Berks Cnty PA Indl Dev Auth Hlth Sys Rev Ref Tower Hlth Proj	5.00%	11/01/22	207,581
900,000	Berks Cnty PA Muni Auth Ref Tower Hlth Proj, Ser A	5.00%	02/01/22	918,206
50,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/22	52,029
55,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/23	59,384
165,000	Hermitage PA Muni Auth Ref, Ser C	3.00%	02/01/22	168,310
150,000	Mckeesport PA Area Sch Dist Ref, Ser A, AGM	3.00%	10/01/21	151,231
150,000	Monroeville PA Fin Auth Upmc Rev Ref, Ser B	3.50%	07/01/23	160,520
500,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev RePub Svcs Inc Proj Remk, Ser B-1, AMT (Mandatory put 07/15/21)	0.18%	04/01/49	499,990
500,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Variable Ref RePub Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 07/15/21)	0.18%	04/01/34	499,990
750,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Waste Mgmt Inc Proj Remk, Ser A, AMT (Mandatory put 08/02/21)	0.70%	08/01/37	750,567
300,000	PA St Hgr Eductnl Facs Auth Rev Prerefunded Drexel Univ, Ser A	5.25%	05/01/26	300,000
235,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref Sub, Ser B	5.00%	12/01/21	241,576
160,000	Philadelphia PA Ref, Ser A	5.00%	07/15/21	161,520
1,280,000	Philadelphia PA Ref, Ser A	5.00%	08/01/21	1,294,896
145,000	Philadelphia PA Ref, Ser A	5.00%	08/01/21	146,688
100,000	Philadelphia PA Ref, Ser A	5.00%	09/15/21	101,752
2,205,000	Philadelphia PA Sch Dist Trans, Ser A	4.00%	06/30/21	2,218,573
80,000	Philadelphia PA Wtr & Wstwtr Rev Ref, Ser B	5.00%	11/01/21	81,894
260,000	Philadelphia PA Wtr & Wstwtr Rev, Ser A	5.13%	01/01/43	268,543
125,000	Upper Dublin PA Sch Dist Ref Montgomery Cnty	2.00%	11/15/22	125,069
70,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/22	73,193
				8,481,512
	South Carolina – 0.4%
50,000	SC St Pub Svc Auth Rev Ref Oblig Santee Cooper Proj, Ser B	4.00%	12/01/21	51,112
50,000	SC St Pub Svc Auth Rev Ref Obligs, Ser C	5.00%	12/01/22	53,739
60,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser A	5.00%	12/01/28	61,679
75,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser A	5.00%	12/01/29	77,098
50,000	SC St Pub Svc Auth Rev Ref, Ser B	5.00%	12/01/22	53,739
250,000	SC St Pub Svc Auth Rev Santee Cooper, Ser D	5.00%	12/01/43	263,019
				560,386
	Tennessee – 1.7%
100,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/21	101,451
100,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.00%	07/01/21	100,748

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$300,000	TN St Energy Acquisition Corp Gas Rev	5.00%	11/01/22	$320,746
690,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/22	734,731
390,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/23	432,730
535,000	TN St Energy Acquisition Corp Gas Rev, Ser C	5.00%	02/01/23	577,013
				2,267,419
	Texas – 4.7%
40,000	Arlington TX Hgr Edu Fin Corp Edu Rev Kipp TX Inc	5.00%	08/15/23	44,250
200,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	211,764
250,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/22	257,484
100,000	Centrl TX Regl Mobility Auth Rev Ref Sr Lien, Ser A, AGM	5.00%	01/01/43	108,117
95,000	Dallas Fort Worth TX Intl Arpt Rev, Ser H, AMT	4.00%	11/01/45	96,783
60,000	Dallas TX Wtrwks & Swr Sys Rev Ref, Ser A	5.00%	10/01/37	64,137
50,000	Dallas TX Wtrwks & Swr Sys Rev Unrefunded Ref, Ser A	5.00%	10/01/29	53,447
1,000,000	Denton TX Indep Sch Dist Var Sch Bldg Remk, Ser B (a)	0.08%	08/01/35	1,000,000
75,000	Fort Worth TX Ref & Impt	5.00%	03/01/32	78,043
200,000	Gulfgate Redev Auth TX Tax Incr Contract Rev Ref, AGM	4.00%	09/01/22	209,532
15,000	Houston TX Utility Sys Rev Comb First Lien, Ser D	5.00%	11/15/40	15,391
45,000	Houston TX Utility Sys Rev Ref Comb 1st Lien, Ser F	5.00%	11/15/31	46,174
35,000	Houston TX Utility Sys Rev Ref Comb First Lien, Ser F	5.00%	11/15/28	35,913
550,000	Lower Colorado River TX Auth Transmission Contract Rev Ref Lcra Transmission Svcs Corp Proj	5.00%	05/15/21	550,818
265,000	Mclendon Chisholm TX Spl Assmnt Rev Ref Sonoma Pub Impt Dt Phase 1 Proj, BAM	4.00%	09/15/23	283,543
75,000	N TX Tollway Auth Rev First Tier Ref, Ser A	3.75%	01/01/28	76,771
100,000	N TX Tollway Auth Rev First Tier Ref, Ser B	5.00%	01/01/22	103,203
25,000	N TX Tollway Auth Rev First Tier Ref, Ser B	5.00%	01/01/36	25,801
75,000	N TX Tollway Auth Rev Ref 1st Tier, Ser A	5.00%	01/01/22	77,377
130,000	Newark Hgr Edu Fin Corp TX Edu Rev The Hughen Ctr Inc, Ser A	4.00%	08/15/23	140,396
125,000	SA Energy Acquisition Pub Fac Corp TX Gas Sply Rev Gas Sply Rev	5.50%	08/01/21	126,590
50,000	Titus Cnty TX Pass Thru Toll Ltd Tax, Ser B	4.00%	03/01/34	51,595
350,000	TX St Muni Gas Acquisition & Sply Corp Gas Sply Rev Ref, Ser III	5.00%	12/15/21	360,126
235,000	TX St Muni Gas Acquisition & Sply Corp Gas Sply Rev Ref, Ser III	5.00%	12/15/22	252,600
35,000	TX St Muni Gas Acquisition & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/21	36,064
1,110,000	TX St Muni Gas Acquisition & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/22	1,197,970
150,000	TX St Muni Gas Acquisition & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/23	168,699
185,000	TX St Transprtn Commn Central Tx Turnpike Sys Rev Ref 1st Tier, Ser A	5.00%	08/15/41	196,351
150,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/22	157,861
250,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/23	272,937
				6,299,737
	Utah – 0.1%
100,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Spectrum Academy Proj	4.00%	04/15/22	103,322

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia – 0.3%
$80,000	VA St Pub Bldg Auth Pub Facs Rev Ref, Ser C	5.00%	08/01/21	$80,953
350,000	VA St Small Business Fing Auth Rev Ref National Sr Campuses Inc	5.00%	01/01/22	360,598
				441,551
	Washington – 0.3%
160,000	WA St Hlth Care Facs Auth Seattle Cancer Care Alliance (b)	5.00%	12/01/21	164,402
40,000	WA St Mtr Veh Fuel Tax, Ser B-1	4.25%	08/01/32	40,403
120,000	WA St Mtr Vehcl Tax Sr 520 Corridor Prog Toll, Ser C	5.00%	06/01/24	120,433
95,000	WA St Ref 2012A, Ser R	5.00%	07/01/21	95,741
				420,979
	Wisconsin – 6.3%
1,475,000	Cambridge WI Sch Dist, NANS	1.00%	05/03/21	1,475,000
110,000	Milwaukee WI Corp Purp, Ser B4	5.00%	05/15/22	110,597
725,000	Milwaukee WI Promissory & Corporate Notes, Ser N2	5.00%	05/01/22	759,235
635,000	Milwaukee WI Promissory Nts, Ser N1	5.00%	02/01/23	686,571
100,000	Milwaukee WI Promissory Nts, Ser N2	5.00%	05/15/22	104,907
100,000	Milwaukee WI Ref Prom Nts, Ser N2	4.00%	03/15/22	103,251
410,000	Milwaukee WI Ref Prom Nts, Ser N2	4.00%	03/15/25	463,232
480,000	Milwaukee WI Ref Promissory Nts, Ser N4	5.00%	04/01/22	500,763
370,000	Milwaukee WI Ref Promissory Nts, Ser N4	5.00%	04/01/23	402,917
415,000	Milwaukee WI Ref Promissory Nts, Ser N4	5.00%	04/01/24	469,220
750,000	Pub Fin Auth WI Sol Wst Disp Rev Var Ref Waste Mgmt Inc Proj, Ser A-3, AMT (Mandatory put 06/01/21)	2.00%	07/01/29	750,903
2,007,000	Tender Option Bond Trust Receipts / Ctfs Various States Floaters, Ser 2020-XF2869 (a) (b)	0.31%	11/01/25	2,007,000
150,000	WI St Hlth & Eductnl Facs Auth Rev Three Pillars Sr Living Cmntys, Ser A	4.00%	08/15/23	160,014
100,000	WI St Transprtn Rev Prerefunded, Ser 1	5.00%	07/01/25	110,401
50,000	WI St Unrefunded Ref, Ser 2	5.00%	05/01/27	52,428
50,000	WI St, Ser A	5.00%	05/01/24	52,428
60,000	WI St, Ser A	4.00%	05/01/29	62,319
80,000	WI St, Ser A	5.00%	05/01/30	83,884
100,000	WI St, Ser B	5.00%	05/01/32	100,000
				8,455,070

Total Investments – 95.5%	128,098,589
(Cost $127,658,185) (d)
Net Other Assets and Liabilities – 4.5%	6,031,517
Net Assets – 100.0%	$134,130,106

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2021, securities noted as such amounted to $6,618,557 or 4.9% of net assets.
(c)	Zero coupon bond.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $463,391 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $22,987. The net unrealized appreciation was $440,404.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
COPS	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
GARVEE	Grant Anticipation Revenue Vehicle
NANS	Note Anticipation Notes
NATL-RE	National Public Finance Guarantee Corp.
RANS	Revenue Anticipation Notes
TANS	Tax Anticipation Notes

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 128,098,589	$ —	$ 128,098,589	$ —

*	See Portfolio of Investments for state breakout.

Additional Information
First Trust Exchange-Traded Fund III
April 30, 2021 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.